UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06669

Name of Fund: BlackRock Fundamental Growth Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Fundamental Growth Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2010

Date of reporting period: 11/30/2009

Item 1 – Schedule of Investments

BlackRock Fundamental Growth Fund, Inc.
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares	Value
Air Freight & Logistics - 3.0%	C.H. Robinson Worldwide, Inc. (a)	527,900	$ 29,425,146
	United Parcel Service, Inc., Class B	989,700	56,878,059
			86,303,205
Airlines - 1.3%	Delta Air Lines, Inc. (a)(b)	4,744,100	38,854,179
Beverages - 3.6%	The Coca-Cola Co. (a)	1,326,900	75,898,680
	PepsiCo, Inc.	442,100	27,507,462
			103,406,142
Biotechnology - 1.9%	Amgen, Inc. (b)	993,200	55,966,820
Capital Markets - 1.2%	Morgan Stanley	1,074,100	33,920,078
Chemicals - 0.8%	Ecolab, Inc.	518,100	23,267,871
Commercial Banks - 0.9%	Wells Fargo & Co. (a)	949,000	26,609,960
Communications Equipment - 7.3%	Cisco Systems, Inc. (b)	3,738,490	87,480,666
	Palm, Inc. (a)(b)	1,920,360	20,951,128
	QUALCOMM, Inc.	2,312,400	104,058,000
			212,489,794
Computers & Peripherals - 9.7%	Apple, Inc. (b)	723,540	144,642,881
	EMC Corp. (b)	1,522,600	25,625,358
	Hewlett-Packard Co.	1,181,600	57,969,296
	NetApp, Inc. (a)(b)	917,300	28,271,186
	Seagate Technology (a)	1,599,860	24,205,882
			280,714,603
Diversified Financial Services - 2.2%	CME Group, Inc. (a)	112,500	36,925,875
	JPMorgan Chase & Co.	671,351	28,525,704
			65,451,579
Energy Equipment & Services - 1.5%	Schlumberger Ltd.	283,400	18,106,426
	Transocean Ltd. (b)	316,883	27,058,639
			45,165,065
Food & Staples Retailing - 2.8%	Wal-Mart Stores, Inc.	1,471,700	80,281,235
Health Care Equipment & Supplies - 1.8%	Zimmer Holdings, Inc. (b)	895,500	52,986,735
Health Care Providers & Services - 3.5%	Express Scripts, Inc. (b)	642,500	55,126,500
	Medco Health Solutions, Inc. (b)	754,000	47,622,640
			102,749,140
Health Care Technology - 1.0%	Cerner Corp. (a)(b)	386,600	29,107,114
Hotels, Restaurants & Leisure - 2.5%	Las Vegas Sands Corp. (a)(b)	1,048,100	16,056,892
	Starbucks Corp. (a)(b)	1,438,880	31,511,472
	Starwood Hotels & Resorts
	Worldwide, Inc. (a)	783,090	25,074,542
			72,642,906
Household Products - 3.2%	The Procter & Gamble Co. (a)	1,487,100	92,720,685
Industrial Conglomerates - 2.2%	3M Co.	811,200	62,819,328
Insurance - 0.9%	MetLife, Inc.	789,400	26,989,586
Internet & Catalog Retail - 2.5%	Amazon.com, Inc. (a)(b)	531,400	72,222,574
Internet Software & Services - 5.9%	Baidu.com, Inc. - ADR (a)(b)	78,000	33,831,720
	Google, Inc., Class A (b)	238,900	139,278,700
			173,110,420
Life Sciences Tools & Services - 1.7%	Covance, Inc. (a)(b)	361,300	19,188,643
	Life Technologies Corp. (b)	607,300	30,231,394
			49,420,037

BlackRock Fundamental Growth Fund, Inc.
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares	Value
Machinery - 5.0%	Cummins, Inc.	686,100	$ 30,805,890
	Danaher Corp.	1,017,900	72,189,468
	PACCAR, Inc. (a)	1,112,700	41,258,916
			144,254,274
Media - 1.1%	CBS Corp., Class B	2,553,720	32,713,153
Metals & Mining - 2.6%	Agnico-Eagle Mines Ltd. (a)	428,100	26,824,746
	Freeport-McMoRan
	Copper & Gold, Inc., Class B	344,000	28,483,200
	United States Steel Corp. (a)	424,600	18,962,636
			74,270,582
Multiline Retail - 3.4%	JCPenney Co., Inc. (a)	1,179,500	33,898,830
	Kohl's Corp. (a)(b)	1,207,600	64,171,864
			98,070,694
Oil, Gas & Consumable Fuels - 3.2%	Anadarko Petroleum Corp.	451,390	26,871,247
	EOG Resources, Inc.	84,700	7,325,703
	PetroHawk Energy Corp. (b)	1,869,700	41,769,098
	Range Resources Corp.	382,400	18,022,512
			93,988,560
Personal Products - 1.2%	Avon Products, Inc. (a)	1,062,800	36,400,900
Pharmaceuticals - 5.1%	Abbott Laboratories	1,389,500	75,713,855
	Pfizer, Inc.	2,416,400	43,905,988
	Teva Pharmaceutical Industries Ltd. - ADR	551,800	29,129,522
			148,749,365
Professional Services - 0.7%	Manpower, Inc.	416,800	20,531,568
Semiconductors & Semiconductor	Broadcom Corp., Class A (a)(b)	974,740	28,462,408
Equipment - 4.5%	Cree, Inc. (a)(b)	158,400	7,576,272
	Lam Research Corp. (a)(b)	900,600	30,611,394
	Micron Technology, Inc. (b)	3,327,530	25,023,026
	Nvidia Corp. (a)(b)	1,595,130	20,832,398
	PMC-Sierra, Inc. (b)	2,256,900	17,897,217
			130,402,715
Software - 7.9%	Check Point Software Technologies Ltd. (b)	1,274,115	40,249,293
	Microsoft Corp.	4,872,200	143,291,402
	Salesforce.com, Inc. (a)(b)	715,430	44,843,152
			228,383,847
Specialty Retail - 1.6%	CarMax, Inc. (a)(b)	971,500	19,313,420
	Home Depot, Inc. (a)	1,016,400	27,808,704
			47,122,124
Tobacco - 1.4%	Philip Morris International, Inc.	844,200	40,597,578
Wireless Telecommunication	American Tower Corp., Class A (a)(b)	622,200	25,460,424
Services - 0.9%
	Total Long-Term Investments
	(Cost - $2,497,827,229) - 100.0%		2,908,144,840

BlackRock Fundamental Growth Fund, Inc.
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Beneficial
	Interest
Short-Term Securities	(000)	Value
BlackRock Liquidity Series, LLC
Money Market Series, 0.29% (c)(d)(e)	$ 561,012	$ 561,012,447
Total Short-Term Securities
(Cost - $561,012,447) - 19.3%		561,012,447
Total Investments (Cost - $3,058,839,676*)	- 119.3%	3,469,157,287
Liabilities in Excess of Other Assets - (19.3)%		(562,205,114)
Net Assets - 100.0%		$ 2,906,952,173

* The cost and unrealized appreciation (depreciation) of investments as of November 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 3,080,662,170
Gross unrealized appreciation	$ 450,124,759
Gross unrealized depreciation	(61,629,642)
Net unrealized appreciation	$ 388,495,117

(a) Security, or a portion of security, is on loan.
(b) Non-income producing security.
(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, were as follows:

Net
Affiliate	Activity	Income
BlackRock Liquidity Funds,
TempCash	$ (10,573,049)	$ 7,559
BlackRock Liquidity Series, LLC
Money Market Series	$ 309,452,337	$ 75,496

(d) Represents the current yield as of report date.
(e) Security was purchased with the cash collateral from securities loans.
• Portfolio Abbreviations:
ADR American Depositary Receipts
• For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-
classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

BlackRock Fundamental Growth Fund, Inc.

Schedule of Investments November 30, 2009 (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2009 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1 - Long-Term Investments[1]	$ 2,908,144,840
Level 2 - Short-Term Securities	561,012,447
Level 3	-
Total	$ 3,469,157,287

1See above Schedule of Investments for values in each industry classification.

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Fundamental Growth Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Fundamental Growth Fund, Inc.

Date: January 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Fundamental Growth Fund, Inc.

Date: January 22, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Fundamental Growth Fund, Inc.

Date: January 22, 2010